Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 856,966		$ 341,890		$ 322,049
Other comprehensive income:
Amortization of interest rate contracts	2,513	[1]	2,594	[1]	2,595	[1]
Other comprehensive income	2,513		2,594		2,595
Comprehensive income	859,479		344,484		324,644
Comprehensive income attributable to noncontrolling interests	(15,450)		(7,289)		(4,897)
Comprehensive income attributable to Boston Properties Limited Partnership	$ 844,029		$ 337,195		$ 319,747

[1]	Amounts reclassified from comprehensive income primarily to interest expense within the Company's Consolidated Statements of Operations.